Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Other financial assets	€ 9,033	€ 5,147
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Notional amount	1,023
Carrying amount
Other financial assets	1
Other financial liabilities	(31)
Change in value recognised in OCI	(28)
Hedge ineffectiveness recognised in finance income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	(4)
Amount reclassified from cost of hedging in OCI to finance income, net	€ (3)